Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statements of Comprehensive Income/(loss)
Net income/(loss)	$ 238,511	$ 97,313	$ 234,046
Other comprehensive income/(loss), net of tax:
Net unrealized gains/(losses) on securities available-for-sale	(20,626)	(15,187)	29,822
Net unrealized gains/(losses) on cash flow hedges	(1,265)	0	0
Net unrealized gains/(losses) on pension and other postretirement plans	(11,571)	(10,759)	(68,059)
Other comprehensive income/(loss)	(33,462)	(25,946)	(38,237)
Comprehensive income	205,049	71,367	195,809
Comprehensive income attributable to noncontrolling interest	11,465	11,434	11,527
Comprehensive income attributable to controlling interest	193,584	59,933	184,282
Income tax expense/(benefit) of items included in Other comprehensive income:
Net unrealized gains/(losses) on securities available-for-sale	(12,810)	(9,445)	18,135
Net unrealized gains/(losses) on cash flow hedges	(780)	0	0
Net unrealized gains/(losses) on pension and other postretirement plans	$ (7,172)	$ (6,689)	$ (42,842)